Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 14,359	£ 17,824
Deposits by customers	179,006	173,692
Repurchase agreements–non trading	18,286	10,910
Financial liabilities at fair value	1,713	6,286
Debt securities in issue	50,171	55,906
Subordinated liabilities	3,528	3,601
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	90,700	97,300
Deposits by banks	14,400	17,800
Deposits by customers	0	500
Repurchase agreements–non trading	18,300	10,900
Financial liabilities at fair value	1,700	6,300
Debt securities in issue	50,200	55,900
Subordinated liabilities	3,500	3,600
Other equity and non-controlling interests	2,600	2,400
Liquidity risk [member] | Repurchase Agreement [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	16,900	10,800
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	16,900	8,700
Financial liabilities at fair value	0	2,100
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Foreign Exchange And Hedge Accounting [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,500	4,100
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	1,900	3,500
Subordinated liabilities	600	600
Other equity and non-controlling interests	0
Liquidity risk [member] | Other Borrowing [Member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,500	9,200
Deposits by banks	3,300	6,000
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	200	3,200
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	67,800	73,200
Deposits by banks	11,100	11,800
Deposits by customers	0	500
Repurchase agreements–non trading	1,400	2,200
Financial liabilities at fair value	1,500	1,000
Debt securities in issue	48,300	52,400
Subordinated liabilities	2,900	3,000
Other equity and non-controlling interests	2,600	2,400
Liquidity risk [member] | Wholesale Funding [member] | Deposits [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	300	1,000
Deposits by banks	300	1,000
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Certificates of Deposit and Commercial Paper [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,800	6,400
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	5,800	6,400
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Public Benchmark [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	18,900	21,300
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	18,900	21,300
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Privately Placed [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,700	4,000
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	1,000	1,000
Debt securities in issue	1,700	3,000
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Covered Bonds [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	18,200	16,600
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	18,200	16,600
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Securitisation and Structured Issuance [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,600	7,800
Deposits by banks	0
Deposits by customers	0	500
Repurchase agreements–non trading	1,400	2,200
Financial liabilities at fair value	500
Debt securities in issue	3,700	5,100
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Term Funding Scheme [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	10,800	10,800
Deposits by banks	10,800	10,800
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Subordinated Liabilities and Equity [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,500	5,300
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	0
Subordinated liabilities	2,900	3,000
Other equity and non-controlling interests	£ 2,600	£ 2,400